COMMITMENTS (Details)	6 Months Ended
Jun. 30, 2020 USD ($) $ / shares
COMMITMENTS
Deferred underwriting fees (in dollars per share) | $ / shares	$ 0.35
Deferred Underwriting Fees	$ 14,490,000
Underwriting Discount, Percentage	10.00%
Refunds From Underwriting Discount	$ 720,000
Refunds from deferred underwriting discount	$ 1,449,000